Investment in Securities (Summary of Roll-forward of Allowance for Credit Losses) (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2021 JPY (¥)
Investments, Debt and Equity Securities [Abstract]
Increase from the effects of changes in foreign exchange rates	¥ 3